Voluntary Reorganization Under Chapter 11 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Jun. 29, 2014	Sep. 29, 2013	Nov. 06, 2013	Sep. 29, 2013	Dec. 29, 2013	Dec. 30, 2012
Reorganization Items [Line Items]
Percent of holders of Secured Debt that voted to accept the Plan		100.00%
Percent of claims for cash distribution option		40.00%
2007 Credit Facility, outstanding debt balance	$ 190,898				$ 177,703
Derivative instruments		28,440		28,440
Liability Derivatives						45,724
Length of warrants to be issued (in years)		10	10
Percentage of New Media issued and outstanding shares allowed to purchase under warrants	5.00%	5.00%
Strike price, per share		$ 46.35
Equity value of New Media for strike price calculation		1,200,000		1,200,000
Percentage of sum of debt and swap liability offered	40.00%	40.00%
Long-term debt, 2007 Credit Facility Claims used for Cash Out Offer	1,167,450	1,167,450		1,167,450
Common stock ownership percent for registration rights		10.00%
Maximum amount of new debt to be raised		165,000		165,000
Facility fund distributions included in new debt to be raised		150,000
Net Proceeds distributed to holders of Outstanding Debt		149,000		149,000
Percent of GateHouse's gross equity used to calculate the annual management fee		1.50%			1.50%
Liabilities Subject to Compromise [Abstract]
Accrued interest			8,769
Lease termination liability			886
Long-term debt			1,167,450
Derivative instruments			28,440
Liabilities subject to compromise			1,205,545
Reorganization Items [Abstract]
Write-off of deferred financing costs			948
Credit agreement amendment fees			6,790
Bankruptcy fees			11,643
Net gain on reorganization adjustments			(722,796)
Net gain on fresh start adjustments			(246,243)
Adjustment to the allowed claim for derivative instruments			2,041
Reorganization items, net			(947,617)
Payments for reorganization items				6,988
Common stock, par value	$ 0.01				$ 0.01
Length of warrents to be issued (in years)	10
Percent of voting shares of Successor that holder's of the Predecessor's voting shares receive after emergency from bankruptcy	50.00%
Minimum estimated enterprise value of the Company	385,000
Maximum estimated enterprise value of the Company	515,000
Enterprise value of the Company	489,931		489,931
Revolving Credit Facility [Member]
Reorganization Items [Line Items]
2007 Credit Facility, outstanding debt balance		0		0		0
Term Loan Facility [Member]
Reorganization Items [Line Items]
2007 Credit Facility, outstanding debt balance		658,281		658,281		654,554
Delayed Term Loan Facility [Member]
Reorganization Items [Line Items]
2007 Credit Facility, outstanding debt balance		244,236		244,236		245,627
Incremental Term Loan Facility [Member]
Reorganization Items [Line Items]
2007 Credit Facility, outstanding debt balance		268,660		268,660		270,190
Interest Rate Swap 1 [Member] | 2007 Credit Facility [Member]
Reorganization Items [Line Items]
Derivative instruments		100,000		100,000
Interest rate swap execution date		Feb. 27, 2007
Interest Rate Swap 1 [Member] | First Amendment 2007 Credit Facility [Member]
Reorganization Items [Line Items]
Derivative instruments		200,000		200,000
Interest rate swap execution date		Apr. 13, 2007
Interest Rate Swap 2 [Member] | 2007 Credit Facility [Member]
Reorganization Items [Line Items]
Derivative instruments		250,000		250,000
Interest rate swap execution date		Apr. 04, 2007
Interest Rate Swap 2 [Member] | First Amendment 2007 Credit Facility [Member]
Reorganization Items [Line Items]
Derivative instruments		$ 75,000		$ 75,000
Interest rate swap execution date		Sep. 18, 2007